Other Long-term Assets -Summary of Other Long-Term Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Non Current Assets [Abstract]
Interest rate on investment certificate	0.35%	0.35%